SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group’s chief operating decision maker is the Chief Executive Officer, who reviews consolidated results of operations prepared in accordance with U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2010	2011	2012
Products:
Smart cards	$82,153	$91,960	$75,185
Other products	365	3,202	10,134

Subtotal	82,518	95,162	85,319

Services:
Head-end system integration	2,399	2,562	2,175
Head-end system development	595	736	987
Licensing income	1,565	1,328	1,246
Royalty income	662	742	382
Other services	4	10	135

Subtotal	5,225	5,378	4,925

Total	$87,743	$100,540	$90,244

VAT refunds of $7,624, $8,377, and $7,366 were included in revenues for the years ended December 31, 2010, 2011 and 2012, respectively.